Note E - Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)
	01/01/2011 to 12/31/2011	01/01/2010 to 12/31/2010
Income tax expense
Federal:
Current	0	0
Deferred	0	0
Total {total}	0	0
State:
Current	0	0
Deferred	0	0
	0	0

Total {total}	0	0